Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 32,532	$ 38,754	$ 4,541
Total	32,532	38,754	4,541
Liabilities
Contingent shares issuance liabilities	8,998	12,450
Contingent consideration	3,265		1
Total	12,263	12,450	1
Carrying Value [Member]
Assets
Cash and cash equivalents	32,532	38,754	4,541
Total	32,532	38,754	4,541
Liabilities
Contingent shares issuance liabilities	8,998	12,450
Contingent consideration	3,265		1
Total	12,263	12,450	1
Level 1 [Member]
Assets
Cash and cash equivalents	32,532	38,754	4,541
Total	32,532	38,754	4,541
Liabilities
Contingent shares issuance liabilities
Contingent consideration
Total
Level 2 [Member]
Assets
Cash and cash equivalents
Total
Liabilities
Contingent shares issuance liabilities
Contingent consideration
Total
Level 3 [Member]
Assets
Cash and cash equivalents
Total
Liabilities
Contingent shares issuance liabilities	8,998	12,450
Contingent consideration	3,265		1
Total	$ 12,263	$ 12,450	$ 1